SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)					3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 19, 2023	Apr. 19, 2022	Oct. 29, 2021	Jan. 27, 2021	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2022	Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents					$ 0	$ 0		$ 0	$ 0	$ 0
Net proceeds of sale of the units in the public offering							$ 226,000,000
Maximum allowed dissolution expenses			$ 100,000		100,000	$ 100,000		$ 100,000
Percentage of redeem of public shares			100.00%			100.00%		100.00%
Number of public shares, shareholders exercised their right to redeem	19,949,665	19,949,665				19,949,665
Amount removed from the trust account to pay holders	$ 206,500,000	$ 206,500,000				$ 206,500,000
Redemption price per public share	$ 10.35	$ 10.35				$ 10.35
Amount remain in the trust account	$ 31,500,000					$ 31,500,000
Federal depository insurance coverage						250,000
Offering costs					16,664,843	$ 16,664,843		$ 16,664,843
Temporary equity, ordinary shares subject to possible redemption						3,050,335			23,000,000
Unrecognized tax benefits					0	$ 0		0	$ 0	0
Unrecognized tax benefits accrued for interest and penalties					$ 0	$ 0		$ 0		$ 0
IPO
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net proceeds of sale of the units in the public offering			$ 230,000,000	$ 230,000,000
Private Placement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net proceeds of sale of the units in the public offering			$ 234,600,000	$ 234,600,000
Class A ordinary shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Temporary equity, ordinary shares subject to possible redemption						3,050,335		23,000,000	23,000,000	23,000,000
Class A ordinary shares subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Temporary equity, ordinary shares subject to possible redemption					3,050,335	3,050,335	23,000,000	23,000,000	23,000,000	23,000,000